Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Convertible Notes Payable
	Interest Rates	Term	Conversion Rates	March 31, 2019	December 31, 2018
GHS Investments, LLC (fixed conversion)	10%	.1 - .3 years	0.10	$715,098	$871,079
LSW Holdings, LLC (variable conversion)	6%	—	(a)	179,000	179,000
Discount				(133,752)	(383,483)
Total				$760,346	$666,596

	Interest Rates	Terms	Conversion Rates	December 31, 2018	December 31, 2017
GHS Investments, LLC (fixed conversion)	10%	.3-.6 years	$0.005	$871,079	$—
GHS Investments, LLC (variable conversion)	8%	—	(a)	—	182,545
LSW Holdings, LLC (variable conversion)	6%	—	(b)	179,000	—
Other convertible notes (fixed conversion)	6%-8%	—	0.02-0.024
Other convertible notes (variable conversion)	8%	—	(c)	—	844,450
Discount				(383,483)	(349,297)
Total				$666,596	$677,698